UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21458

                         MAN-GLENWOOD LEXINGTON TEI, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                    DATE OF REPORTING PERIOD: MARCH 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.



MAN-GLENWOOD
LEXINGTON TEI, LLC

CONSOLIDATED FINANCIAL STATEMENTS AS OF MARCH 31, 2006
AND REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

MAN-GLENWOOD LEXINGTON TEI, LLC

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ................     1

FINANCIAL STATEMENTS:

   Consolidated Statement of Assets and Liabilities ....................     2

   Consolidated Statement of Operations ................................     3

   Consolidated Statements of Changes in Net Assets ....................     4

   Consolidated Statement of Cash Flows ................................     5

   Notes to Consolidated Financial Statements ..........................     6









The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company's Form N-Q is available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-312-881-6500; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and
Members of Man-Glenwood Lexington TEI, LLC:

We have audited the accompanying consolidated statement of assets and liabilities of Man-Glenwood Lexington TEI, LLC (the "Company"), as of March 31, 2006, and the related consolidated statements of operations and cash flows for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006 by correspondence with the management of the underlying funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Man-Glenwood Lexington TEI, LLC as of March 31, 2006, and the results of its operations and its cash flows for year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

May 19, 2006

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006
------------------------------------------------------------------------------------

ASSETS:
   Investment in Man-Glenwood Lexington Associates Portfolio, LLC,
    at fair value (cost $73,533,224)                                   $ 84,745,875
   Cash and cash equivalents                                                133,576
   Fund investments made in advance                                       1,606,944
   Receivable for investments sold                                        4,074,402
   Other assets                                                              48,212
                                                                       ------------

      Total assets                                                       90,609,009
                                                                       ------------

LIABILITIES:
   Capital withdrawals payable                                            4,074,275
   Capital contributions received in advance                              1,736,052
   Investor servicing fee payable                                           106,591
   Adviser fee payable                                                       53,119
   Accrued professional fees payable                                         42,581
   Administrative fee payable                                                10,417
   Other liabilities                                                         65,538
                                                                       ------------

      Total liabilities                                                   6,088,573
                                                                       ------------

NET ASSETS                                                             $ 84,520,436
                                                                       ============

COMPONENTS OF NET ASSETS:
   Capital transactions--net                                           $ 74,326,172
   Accumulated net investment loss                                       (3,457,671)
   Accumulated realized gain on investments                               2,587,431
   Accumulated net unrealized appreciation on investments                11,064,504
                                                                       ------------

NET ASSETS                                                             $ 84,520,436
                                                                       ============

NET ASSET VALUE PER UNIT:
   (Net assets divided by 741,239.3610 units of beneficial interest)   $     114.03
                                                                       ============

See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2006
------------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM MAN-GLENWOOD
 LEXINGTON ASSOCIATES PORTFOLIO, LLC:
   Interest                                                            $     12,282
   Expenses                                                              (2,131,334)
                                                                       ------------

      Net investment loss allocated from
       Man-Glenwood Lexington Associates Portfolio, LLC                  (2,119,052)
                                                                       ------------

FUND INVESTMENT INCOME:
   Interest                                                                  17,465
                                                                       ------------

      Total fund investment income                                           17,465
                                                                       ------------

FUND EXPENSES:
   Investor servicing fee                                                   358,869
   Adviser fee                                                              179,293
   Professional fees                                                        143,281
   Withholding tax expense                                                  133,247
   Transfer agency fee                                                       45,844
   Registration fees                                                         42,273
   Printing fee                                                              35,157
   Directors fee                                                             26,262
   Administrator fee                                                         25,000
   Other expenses                                                             4,513
                                                                       ------------

      Total fund expenses                                                   993,739

   Less contractual expense waiver                                         (144,817)
                                                                       ------------

      Net fund expenses                                                     848,922
                                                                       ------------

NET INVESTMENT LOSS                                                      (2,950,509)
                                                                       ------------

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS ALLOCATED FROM MAN-GLENWOOD
LEXINGTON ASSOCIATES PORTFOLIO, LLC:
  Net realized gain on investments                                        2,467,136
  Net change in unrealized appreciation on investments                   10,238,536
                                                                       ------------

      Net realized and unrealized gain on investments allocated from
       Man-Glenwood Lexington Associates Portfolio, LLC                  12,705,672
                                                                       ------------

INCREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES                      $  9,755,163
                                                                       ============

See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2006 AND 2005
-----------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED       YEAR ENDED
                                                                      MARCH 31, 2006   MARCH 31, 2005
                                                                      --------------   --------------
INCREASE IN NET ASSETS
   FROM INVESTMENT ACTIVITIES:
   Net investment loss                                                $   (2,950,509)  $     (507,162)
   Net realized gain on investments                                        2,467,136          120,295
   Net change in unrealized appreciation on investments                   10,238,536          825,968
                                                                      --------------   --------------

      Net increase in net assets from
         investment activities                                             9,755,163          439,101
                                                                      --------------   --------------

CAPITAL TRANSACTIONS:
   Capital contributions                                                  53,759,717       28,734,517
   Capital withdrawals                                                    (8,036,019)        (232,043)
                                                                      --------------   --------------

NET CAPITAL TRANSACTIONS                                                  45,723,698       28,502,474

NET ASSETS--Beginning of year                                             29,041,575          100,000
                                                                      --------------   --------------

NET ASSETS--End of year                                               $   84,520,436   $   29,041,575
                                                                      ==============   ==============

See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2006
---------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
   Increase in net assets from investment activities                   $     9,755,163
   Adjustments to reconcile net increase in net assets from
      investment activities to net cash used in operating activities:
      Net purchases of investments in Man-Glenwood Lexington
         Associates Portfolio, LLC                                         (45,081,206)
      Appreciation of investment in Man-Glenwood Lexington Associates
         Portfolio, LLC                                                    (10,586,620)
      Decrease in fund investments made in advance                           9,025,478
      Increase in receivable for investments sold                           (3,842,359)
      Decrease in other assets                                                  54,543
      Increase in adviser fee payable                                           35,632
      Decrease in administrative fee payable                                    (2,083)
      Decrease in accrued professional fees payable                            (23,233)
      Increase in investor servicing fee payable                                71,519
      Decrease in other liabilities                                             27,341
                                                                       ---------------

         Net cash used in operating activities                             (40,565,825)
                                                                       ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributions                                                    52,989,567
   Capital withdrawals                                                      (7,265,869)
   Increase in capital withdrawals payable                                   3,842,232
   Decrease in capital contributions received in advance                    (9,052,985)
                                                                       ---------------

         Net cash provided by financing activities                          40,512,945
                                                                       ---------------

NET DECREASE IN CASH AND CASH EQUIVALENTS                                      (52,880)
                                                                       ---------------

CASH AND CASH EQUIVALENTS--Beginning of year                                   186,456
                                                                       ---------------

CASH AND CASH EQUIVALENTS--End of year                                 $       133,576
                                                                       ===============

SUPPLEMENTAL DISCLOSURE:

   Non-cash contributions                                              $       770,150
                                                                       ===============
   Non-cash withdrawals                                                $      (770,150)
                                                                       ===============

See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

1. ORGANIZATION

   Man-Glenwood Lexington TEI, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on October 22, 2003 and initially funded on January 23, 2004 (inception date) with operations formally commencing on May 1, 2004.

   The Company's investment objectives are to preserve capital, regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth and produce returns which have a low correlation with major market indices. The Company will attempt to achieve its objectives by investing all or substantially all of its investable assets through an investment in Man-Glenwood Lexington TEI, LDC ("TEI LDC"), a limited duration company organized under the laws of the Cayman Islands that has the same investment objectives as the Company. TEI LDC was formed on January 30, 2004. As the Company controls substantially all of the operations of TEI LDC, TEI LDC is consolidated into the financial statements of the Company. TEI LDC in turn invests substantially all of its investable assets in Man-Glenwood Lexington Associates Portfolio, LLC (the "Portfolio Company"), a separate closed-end, non-diversified management investment company registered under the 1940 act with the same investment objectives as the Company. The Portfolio Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach which allocates investor capital among hedge funds and other pooled investment vehicles such as limited partnerships, with a range of investment strategies, managed by independent investment managers. The Portfolio Company believes there are benefits to be derived from exposure to a broad range of hedge funds and investment strategies and that the fund of funds approach maximizes the potential for stable, positive returns over a full economic cycle. As of March 31, 2006, TEI LDC owned approximately 50.1% of the Portfolio Company. The financial statements of the Portfolio Company are attached.

   Glenwood Capital Investments, L.L.C. (the "Adviser") also serves as the Company's administrative services provider. The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser also advises the Portfolio Company and other funds that also invest in the Portfolio Company. Man Investment Inc. ("MII"), an affiliate of the Adviser, acts as the Company's investor servicing agent and general distributor.

   The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

   SEI Investments Global Fund Services ("SEI") acts as the Company's fund accounting agent, transfer agent and registrar. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

MAN-GLENWOOD LEXINGTON TEI, LLC

FOR THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

1. ORGANIZATION (CONTINUED)

   The Company's Board of Managers has approved a Services Agreement with the Adviser, an Investor Servicing Agreement and General Distributor's Agreement with MII, an Administrative and Escrow Agreement with SEI, and a Custodian Agreement with SEI Trust Company.

2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS -- The Company values its investments in the Portfolio Company at the Company's pro rata interest in the net assets of that entity. Investments held by the Portfolio Company are limited partnerships and other pooled vehicles (collectively, the "investment funds") and are valued at prices which approximate fair value. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. During the year ended March 31, 2006, no dividends or distributions were declared or paid by the Portfolio Company's investments.

   Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

   The Portfolio Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Contribution requirements may also vary based on each investment fund's governing agreements. Investment advisers of the investment funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Portfolio Company's investment, as well as incentive fees and allocations based upon net profits earned by the Portfolio Company. Both the net asset value of the Portfolio Company's investment and the net profits earned by the Portfolio Company include any change in unrealized appreciation or depreciation of investments as well as realized income and gains or losses and expenses of the underlying investments. These fees are deducted directly from the Portfolio Company's investment fund balance in accordance with a governing agreement. During the year ended March 31, 2006, fees for these services ranged from 0.0% to 2.5% annually for management fees and 20.0% to 50.0% for incentive fees and allocations.

MAN-GLENWOOD LEXINGTON TEI, LLC

FOR THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   The Portfolio Company's investments are generally illiquid in nature. Investment funds may have notice provisions such that redemptions may be requested only at a specified time in advance of the desired redemption or other redemption restrictions.

   CASH AND CASH EQUIVALENTS -- Cash and cash equivalents represent cash in banks and overnight investments. Any cash and cash equivalents earmarked for tender offer payments are held at the Portfolio Company until the time of distribution.

   FUND EXPENSES -- The Portfolio Company pays the Adviser a management fee for the provision of investment advisory services computed at the annual rate of 1.75% on the outstanding net asset value determined as of the end of each month and payable quarterly (before the redemption of any interests). The Company pays the Adviser an administrative services fee for the provision of administrative services computed at the annual rate of 0.25% based on the outstanding net asset value determined as of the end of each month (before any redemption of interests) and payable quarterly. The Company pays MII an investor servicing fee for the provision of investor services computed at the annual rate of 0.50% based on the outstanding net asset value determined as of the end of each month (before any redemption of interests) and payable quarterly. The Company also pays an administration fee to SEI for the provision of certain administrative and custodial services.

   The Adviser is contractually obligated to reimburse annual operating expenses, including expenses allocated from the Portfolio Company, in excess of 3.00% of average net assets of the Company through December 31, 2006. The Adviser will not seek recapture of expenses contractually reimbursed.

   The Adviser has agreed to bear all operational costs relating to TEI LDC.

   INVESTMENT INCOME -- Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

   INCOME TAXES -- The Company is treated as a partnership and therefore is not subject to federal, state or local income taxes. As such, each member will be required to report separately on its income tax return its distributive share of the Company's net long-term capital gain or loss, net short-term gain or loss and items of ordinary income or loss. Accordingly, there is no provision for income taxes in the accompanying financial statements.

   The Company may be subject to withholding taxes or other tax obligations as a result of its investment in TEI LDC and any distributions to investors will be reduced by the amount of those taxes. For the year ended March 31, 2006, the Company incurred $133,247 in estimated withholding taxes.

MAN-GLENWOOD LEXINGTON TEI, LLC

FOR THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

3. CAPITAL STRUCTURE

   The Company accepts initial and additional subscriptions for units by eligible investors as of the first business day of each calendar month. The Company reserves the right to reject or suspend any subscription at any time. Members of the Company will not have the right to require the Company to redeem their investments.

   There is no public market for units and none is expected to develop. With very limited exceptions, units are not transferable and liquidity will be provided only through limited repurchase offers.

   The Company from time to time may offer to repurchase outstanding units based on the Company's net asset value pursuant to written tenders by members. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally will be offers to repurchase a specified dollar amount of outstanding units. The Company has offered to repurchase units on June 30, 2005, September 30, 2005, December 31, 2005, and March 31, 2006.

   The Company's assets consist primarily of its interest in TEI LDC, which in turn invests substantially all of its assets in the Portfolio Company. Therefore, in order to finance the repurchase of units by members, the Company may need to liquidate all or a portion of its interest in TEI LDC, which in turns liquidates a portion of its interest in the Portfolio Company. The Company will not conduct a repurchase offer for units unless the Portfolio Company simultaneously conducts a repurchase offer for Portfolio Company interests.

   The Company expects to pay 100% of the value of the units repurchased approximately one month after the net asset value is determined for those members who have requested the repurchase of a partial number of units. For those members who have requested a repurchase of all of their units, approximately 95% of the value of the units repurchased is expected to be paid approximately one month after the net asset value is determined. The balance due will be determined and paid after completion of the Company's annual audit.

   Units of capital activity for the year ended March 31, 2006 were as follows:

                                                  Units
                                               -----------

                      As of March 31, 2005     288,580.632
                      Issued                   519,363.876
                      Repurchased              (66,705.147)
                                               -----------
                      Net                      452,658.729
                      As of March 31, 2006     741,239.361
                                               ===========

MAN-GLENWOOD LEXINGTON TEI, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
FOR THE YEAR ENDED MARCH 31, 2006
----------------------------------------------------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS

   The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                            FOR THE PERIOD
                                                                                                           JANUARY 23, 2004
                                                         YEAR ENDED                 YEAR ENDED           (INCEPTION) THROUGH
                                                       MARCH 31, 2006             MARCH 31, 2005            MARCH 31, 2004
                                                    --------------------       ---------------------------------------------
Net asset value, beginning of period                $             100.64       $             100.00      $            100.00
Net investment loss                                                (4.37)                     (3.18)                       -
Realized and unrealized gain on investments                        17.76                       3.82                        -
                                                    --------------------       --------------------      -------------------
Total from operations                                              13.39                       0.64                        -
                                                    --------------------       --------------------      -------------------
Net asset value, end of period                      $             114.03       $             100.64      $            100.00
                                                    ====================       ====================      ===================

Net assets, end of period                           $         84,520,436       $         29,041,575      $           100,000
Ratio of net investment loss to average net assets                 (4.11)%(2)                 (3.17)%(3)                0.00%
Ratio of operating expenses
   to average net assets (1)                                        3.00%                      3.00%                    0.00%
Ratio of allocated bank borrowing expense
   to average net assets (1)                                        0.97%                      0.00%                    0.00%
Ratio of withholding tax expense
   to average net assets (1)                                        0.19%                      0.23%                    0.00%
                                                    --------------------       --------------------      -------------------
Ratio of total expenses to average net assets (1)                   4.16%(2)                   3.23%(3)                 0.00%
                                                    --------------------       --------------------      -------------------
Total return                                                       13.30%                      0.64%                    0.00%
Portfolio turnover (4)                                             50.78%                     23.88%                    0.00%

      (1) Ratio of expenses does not include management fees and incentive fees earned by the advisers of the underlying investment funds of the Portfolio Company.

      (2) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (4.37)% and 4.42%, respectively.

      (3) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (5.34)% and 5.40%, respectively.

      (4)   Represents the portfolio turnover of the Portfolio Company.

5. SUBSEQUENT EVENT

   On May 2, 2006, the Board of Managers approved the issuance of an additional class of Units of interest. This class of Units of interest will be designated Class I Units of interest. If the Plan below is approved at a special meeting of Members to be held on July 13, 2006, the current class of Units of interest will be designated Class A Units of interest as of August 1, 2006. Class A Units of interest will be materially identical to the existing Units of interest, including all rights and preferences accorded. In order to issue multiple classes of Units of interest, a majority of the outstanding voting securities must approve a Distribution and Service Plan (the "Plan") pursuant to Rule 12(b)-1 of the 1940 Act for

MAN-GLENWOOD LEXINGTON TEI, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONCLUDED)
FOR THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

5. SUBSEQUENT EVENT (CONTINUED)

   Class A Units of interests. The Plan authorizes payment by the Company of fees to the distributor relating to distribution and Member servicing functions for Class A Units of interests.

   A proxy statement explaining the proposal will be sent to shareholders on June 1, 2006, and a meeting in connection with the solicitation of Member votes is scheduled for July 13, 2006.

MAN-GLENWOOD LEXINGTON TEI, LLC

FUND MANAGEMENT
(UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

Information pertaining to the Board of Managers of the Company is set forth below.

                                                                                                           NUMBER OF   OTHER
                          POSITION(S)          TERM OF OFFICE AND      PRINCIPAL OCCUPATION                FUNDS       DIRECTORSHIPS
NAME, AGE AND ADDRESS     HELD WITH FUND       LENGTH OF TIME SERVED   DURING PAST 5 YEARS                 OVERSEEN    HELD
------------------------------------------------------------------------------------------------------------------------------------
John M. Kelly, 59         Manager              Perpetual until         Sales and marketing of hedge funds  Three       None
Man Investments Inc.                             resignation or        for the Man Investments Division
123 N. Wacker Drive,                             removal               of Man Group plc
28th Floor                                     Manager since 1/13/04
Chicago, Illinois 60606

Marvin L. Damsma, 59      Manager              Perpetual until         Director of Trust Investments for   Three       None
c/o Man-Glenwood                                 resignation or        BP America Inc.
Lexington TEI, LLC                               removal
123 N. Wacker Drive,                           Manager since 1/13/04
28th Floor
Chicago, Illinois 60606

Dale M. Hanson, 63        Manager              Perpetual until         Principal/partner of American       Three       None
c/o Man-Glenwood                                 resignation or        Partners Consulting, a marketing
Lexington TEI, LLC                               removal               organization
123 N. Wacker Drive,                           Manager since 1/13/04
28th Floor
Chicago, Illinois 60606

   Principal Officers Who Are Not Managers:

John B. Rowsell, 48       President and        Since 1/13/04           President (2003) and member of Investment
                          Principal                                    Committee (2001), Glenwood Capital
                          Executive Officer                            Investments, L.L.C. (investment adviser);
                                                                       Investment Manager, McKinsey & Co. (consultant)

Alicia Derrah, 48         Treasurer and        Since 1/13/04           Chief Financial Officer, Glenwood Capital
                          Principal Financial                          Investments, L.L.C. (investment adviser)
                          and Accounting
                          Officer

Steven Zoric, 35          Chief Compliance     Chief Compliance        Head of U. S. Legal and Compliance, Man
                          Officer and          Officer since 7/20/04   Investments Division of Man Group plc;
                          Secretary            and Secretary           Associate, Katten Muchin Zavis Rosenman (law)
                                               since 1/13/04           (April 1997 to October 1999, August 2000 to July
                                                                       2001); Futures and Commodities Compliance
                                                                       Manager, Morgan Stanley and Co. Inc. (Nov. 1999
                                                                       to July 2000)

The statement of additional information ("SAI") for the Company includes additional information about the Board of Managers of the Company. The SAI for the Company is available upon request and without charge by writing the Company at 123 N. Wacker Drive, Chicago, Illinois 60606 or by calling the Company at
(800) 838-0232. Members may also call (800) 838-6032 with inquiries. The SAI, and other information about the Company, including annual and semi-annual reports, are also available on the SEC's website (http://www.sec.gov).

ITEM 2.    CODE OF ETHICS.

As of March 31, 2006, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. The principal financial officer is also the principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's board of managers has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

The audit committee financial expert is Mr. Dale M. Hanson. Mr. Hanson is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees paid to Principal Accountant by the Registrant. The table below set forth the aggregate fees billed by the principal accountant, Deloitte & Touche, LLP, for each of the past two fiscal years for professional services rendered in connection with: (a) the audit of the Registrant's annual financial statements and services normally provided in connection with statutory and regulatory filings ("Audit Fees"); (b) audit-related services (including assurance and related services that are reasonably related to the performance of the audit of the Registrant's financial statements and but not reported under "Audit Fees") ("Audit-related Fees"); (c) tax compliance, tax advice and tax planning ("Tax Fees"); and (d) all other fees billed for products and professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item ("All other fees").

---------------- ------------------------ ------------------------ ------------------------ --------------------------
                        Audit fees        Audit-related fees (1)        Tax fees (2)             All other fees
---------------- ------------------------ ------------------------ ------------------------ --------------------------
                 3/31/2005    3/31/2006    3/31/2005   3/31/2006    3/31/2005   3/31/2006    3/31/2005    3/31/2006
---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------

---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------
Registrant         $6,000      $13,250      $6,004       $5,000      $5,550      $38,500        $0            $0
---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------

---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------

         (1) Fees relating to annual review
         (2) Fees relating to tax compliance and consulting


The following are fees are for non-audit services by Deloitte & Touche to Glenwood Capital Investments, L.L.C. ("Glenwood") and any entity controlling, controlled by or under common control with Glenwood that were pre-approved by the Registrant's audit committee:

------------------- ---------------------------- -------------------------------- ------------------------------------
                        Audit-related fees                Tax fees (1)                    All other fees (2)
------------------- ---------------------------- -------------------------------- ------------------------------------
                     3/31/2005     3/31/2006        3/31/2005       3/31/2006        3/31/2005         3/31/2006
------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------

------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------
   Glenwood and         $0          $51,000         $340,500         $330,250         $16,250            $5,000
 control entities
------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------

------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------

         (1) Fees relating to tax compliance and consulting
         (2) Fees relating to security counts and debt compliance work or consents

(e)(1) Audit Committee's Pre-approval Policies and Procedures. The Registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Registrant. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Registrant's Audit Committee has an audit committee charter to, among other purposes, provide a framework for the Committee's consideration of non-audit services by Deloitte & Touche LLP. The audit committee charter requires that non-audit services provided by Deloitte & Touche LLP, the independent auditor of each of the Registrant, Man-Glenwood Lexington TEI, LLC and Man-Glenwood Lexington, LLC, (the "Funds"), to the Funds or Glenwood Capital Investments, L.L.C. (the "Adviser") or to affiliates of the Adviser that provide ongoing services to the Funds, will be considered by the Audit Committee on a case-by-case basis other than certain de minimus services. Payments during any given year to Deloitte & Touche LLP for any de minimus non-audit service under the policies and procedures may not exceed the lesser of (a) in the aggregate $10,000 per year, or (b) five percent of total revenues paid by the Funds, the Adviser and affiliates of the Adviser that provide ongoing services to the Funds. Any de minimus non-audit services must be individually authorized by the Funds' President or Secretary after determination of compliance with the policy and procedures. The Funds' President or Secretary must promptly notify the Audit Committee of any de minimus non-audit services.

(e)(2) Not applicable.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte & Touche, LLP for services to the Registrant, for services to Glenwood Capital Investments, L.L.C., if any, and for services to any control entity of Glenwood (if any) that provide ongoing services to the Registrant was $368,304 and $424,750 for the fiscal years ended March 31, 2005 and March 31, 2006, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Managers reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

Registrant invests substantially all of its assets in Man-Glenwood Lexington Associates Portfolio, LLC (CIK 0001215043, Investment Company File No. 811-21285) (the "Portfolio Company"). The Portfolio Company has included a schedule of its investments as of March 31, 2006, in its filing on Form N-CSR made with the Securities and Exchange Commission on June 5, 2006.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Registrant ordinarily does not invest in voting securities. If voting a proxy, however, Registrant acts prudently, solely in the best interest of its clients, and for the exclusive purpose of maximizing value to its clients. Registrant takes reasonable steps under the circumstances to assure that it has actually received all of the proxies for which it has voting authority. Registrant considers each issue on its merits and considers those factors that would affect the value of its clients' investments. The Adviser believes the recommendation of management on any issue should be given substantial weight in determining how to vote.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

                                                          PORTFOLIO MANAGERS

                                                     OTHER ACCOUNTS MANAGED TABLE
                                                        (As of March 31, 2006)

-------------------------------------- --------------------------- ---------------------------- --------------------------
                                         Registered Investment       Other Pooled Investment         Other Accounts
                                              Companies(1)                 Vehicles(2)
                                       --------------------------- ---------------------------- --------------------------
                                                                                                                 Total
                                                     Total Assets               Total Assets                    Assets of
                                          Number     of Accounts     Number     of Accounts        Number       Accounts
                                          of            Managed       of          Managed           of           Managed
Investment Committee Member              Accounts     ($ million)   Accounts     ($ million)      Accounts     ($ million)
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
John B. Rowsell                             0             0            37           5,246            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Steve F. Freed                              0             0            37           5,246            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Michael J. Jawor                            0             0            37           5,246            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Anthony Lawler                              0             0            37           5,246            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------

(1) Does not include Man-Glenwood Lexington, LLC, Man-Glenwood Lexington TEI, LLC, or Man-Glenwood Lexington Associates Portfolio, LLC.
(2) Includes both discretionary and non-discretionary.



                                           PERFORMANCE-BASED FEE ACCOUNTS INFORMATION TABLE
                                                        (As of March 31, 2006)

-------------------------------------- --------------------------- ---------------------------- --------------------------
                                         Registered Investment       Other Pooled Investment         Other Accounts
                                              Companies                    Vehicles(1)
                                       --------------------------- ---------------------------- --------------------------
                                                                                                                 Total
                                                     Total Assets               Total Assets                    Assets of
                                         Number       of Accounts    Number      of Accounts      Number        Accounts
                                          of            Managed       of          Managed           of           Managed
Investment Committee Member             Accounts     ($ million)    Accounts    ($ million)      Accounts     ($ million)
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
John B. Rowsell                             0             0            37           5,246            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Steve F. Freed                              0             0            37           5,246            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Michael J. Jawor                            0             0            37           5,246            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Anthony Lawler                              0             0            37           5,246            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------

 (1) Includes both discretionary and non-discretionary.

CONFLICTS OF INTEREST. The portfolio managers, in performing their duties with the Adviser, manage accounts other than the Portfolio Company. In addition, they may carry on investment activities for their own accounts and the accounts of family members (collectively with other accounts managed by the Adviser and its affiliates, "Other Accounts"). The Portfolio Company has no interest in these activities. As a result of the foregoing, the portfolio managers will be engaged in substantial activities other than on behalf of the Portfolio Company and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities, and their time, between the Portfolio Company and Other Accounts.

There may be circumstances under which the Adviser will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Portfolio Company's assets they commit to such investment. There also may be circumstances under which the Adviser purchases or sells an investment for Other Accounts and does not purchase or sell the same investment for the Portfolio Company, or purchases or sells an investment for the Portfolio Company and does not purchase or sell the same investment for one or more Other Accounts. However, it is the policy of the Adviser that: investment decisions for the Portfolio Company and Other Accounts be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting each account that they manage; and investment transactions and opportunities be fairly allocated among clients, including the Portfolio Company. Therefore, the Adviser may not invest the Portfolio Company's assets in certain Hedge Funds in which Other Accounts may invest or in which the Portfolio Company may otherwise invest.

The Adviser and its affiliates may have interests in Other Accounts they manage that differ from their interests in the Portfolio Company and may manage such accounts on terms that are more favorable to them (E.G., may receive higher fees or performance allocations) than the terms on which they manage the Portfolio Company. In addition, the Adviser may charge fees to Other Accounts and be entitled to receive performance-based incentive allocations from Other Accounts that are lower than the fees to which the Portfolio Company is subject.

COMPENSATION. Portfolio managers at the Adviser are compensated through a number of different methods. First, a base salary is paid to all of the portfolio managers. Secondly, each portfolio manager is eligible to receive semi-annual and annual bonuses which are based upon the profitability of the Adviser, the Man Investments division of Man Group plc and Man Group plc as a whole. Each portfolio manager has a defined interest in the profitability of the Adviser that determines the level of their annual bonus. This determination is based upon both the performance of the Adviser's investment vehicles and the level of assets under management. These amounts are also adjusted based on the profitability of the Man Investments division as well as Man Group plc. Portfolio managers are also typically invited to participate in a co-investment program which provides for a matching grant of equity (as described below) subject to a four-year vesting period. Portfolio managers who participate in the co-investment program generally receive a matching grant of equity at a four-to-one level in the form of Man Group plc stock but can elect to have up to 50% of the matching amount instead be invested in an investment vehicle linked to the performance of the Portfolio Company. There are no other special compensation schemes for the portfolio managers.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

No class of securities is registered pursuant to Section 12 of the Securities Exchange Act of 1934.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal half-year with regard to significant deficiencies or material weaknesses in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls subsequent to the date of their evaluation.

ITEMS 12.  EXHIBITS.

(a)(1) Registrant's code of ethics for principal executive and principal financial officers are filed herewith.

(a)(2) A separate certification for each of the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                Man-Glenwood Lexington TEI, LLC


                                       By:      /s/ John B. Rowsell
                                                --------------------------------
                                                John B. Rowsell
                                                Principal Executive Officer

                                       Date:    June 5, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                       By:      /s/ John B. Rowsell
                                                --------------------------------
                                                John B. Rowsell
                                                Principal Executive Officer

                                       Date:    June 5, 2006


                                       By:      /s/ Alicia B. Derrah
                                                --------------------------------
                                                Alicia B. Derrah
                                                Principal Financial Officer

                                       Date:    June 5, 2006

                                  EXHIBIT INDEX

12(a)(1) Registrant's code of ethics for principal executive and principal financial officers

12(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended

12(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended